NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2016
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Formation
Nordic American Offshore Ltd (“NAO” or “The Company”) was formed on October 17, 2013, under the laws of The Marshall Islands. As of December 31, 2016, the Company consists of NAO and the subsidiaries Nordic American Offshore (UK) Ltd, incorporated in the United Kingdom, and Blue Power Ltd, incorporated in the Islands of Bermuda.

Effective September 26, 2016 the Company re-domiciled to the Islands of Bermuda. The financial statements are presented on an un-interrupted basis.

On November 22, 2013, the Company completed a private placement of 16,666,666 common shares, issued at $15 per share, and was listed on the Norwegian Over the Counter (“OTC”) Market on November 27, 2013, under the symbol “NAO”.

On June 12, 2014, the Company was successfully listed on the New York Stock Exchange (“NYSE”), under the Symbol “NAO”. After the listing on NYSE, shares traded on the OTC were transferred to NYSE, and trade on the OTC discontinued.

On May 21, 2015, we announced a share repurchase program of 2.5 million common shares. As of December 31, 2016 and 2015, 1,172,774 and 870,839 shares have been repurchased at an average price of $5.99 and $6.42 per share, respectively.

The Company owns and operates Platform Supply Vessels (“PSV”) in the North Sea.

The Company’s Fleet
The Company’s fleet consists of ten PSVs.

Vessel Name	Yard	Year Built	Delivered to NAO
NAO Fighter [1]	Ulstein	2012	January 2014
NAO Prosper	Ulstein	2012	January 2014
NAO Power	Ulstein	2013	January 2014
NAO Thunder	Ulstein	2013	December 2013
NAO Guardian	Ulstein	2013	December 2013
NAO Protector	Ulstein	2013	December 2013
NAO Storm	Ulstein	2015	January 2015
NAO Viking	Ulstein	2015	January 2015
NAO Horizon [2]	Vard	2016	April 2016
NAO Galaxy [2]	Vard	2016	June 2016

[1] Vessel has been in lay-up since October 2016
[2] Vessels have been in lay-up since delivery.